INVESTMENT IN RESIDENTIAL MORTGAGE LOANS - Residential Mortgage Loans (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013
Weighted average yield	2.66%
Weighted average coupon	2.28%
Weighted average life (years)	5 years 8 months 12 days	[1]
Residential Mortgage Loans Held-for-Investment
Outstanding face amount	$ 57,552	[2],[3]
Carrying value	33,539	[2],[3]
Loan count	328	[3]
Weighted average yield	10.30%	[3]
Weighted average coupon	5.10%	[3],[4]
Weighted average life (years)	3 years 8 months 12 days	[3],[5]
Floating rate loans as a percent of face amount	22.00%	[3]
Delinquent Face Amount	$ 48,696	[3],[6],[7]

[1]	The weighted average life is based on the timing of expected principal reduction on the assets.
[2]	Represents a 70% interest New Residential holds in the reverse mortgage loans, which had an aggregate United States federal income tax basis of $33.9 million. The average loan balance outstanding based on total UPB is $0.2 million.
[3]	82% of these loans have reached a termination event. As a result, the borrower can no longer make draws on these loans. Each loan matures upon the occurrence of a termination event.
[4]	Represents the stated interest rate on the loans. Accrued interest on reverse mortgage loans is generally added to the principal balance and paid when the loan is resolved.
[5]	The weighted average life is based on the expected timing of the receipt of cash flows.
[6]	Includes loans that have either experienced (i) a termination event or (ii) an event of default, substantially all of which are more than 90 days past the time at which they were considered delinquent or real estate owned ("REO"). Collateral value underlying loans considered delinquent is generally sufficient, however $1.6 million face amount of REO loans, representing New Residential's 70% interest therein, was on non-accrual status resulting from the uncertainty of cash collections as of December 31, 2013.
[7]	Represents New Residential's 70% interest in the total unpaid principal balance of the Residential Mortgage Loans.